Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment at beginning of the year	$ 6,523,403,000	$ 5,687,357,000
Depreciation expense	994,642,000	906,034,000	$ 673,161,000
Impairment loss recognised on property, plant and equipment	990,000	0	7,529,000
Property, plant and equipment at end of the year	6,777,970,000	6,523,403,000	5,687,357,000
Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	15,372,079,000	13,751,241,000	11,334,965,000
Business combination			113,119,000
Addition	1,757,031,000	2,425,697,000	2,597,970,000
Disposals	(625,126,000)	(804,859,000)	(294,813,000)
Deconsolidation of subsidiary due to loss of control	(8,650,000)
Reclassified as held-for-sale (Note 25)	(166,260,000)
Exchange differences	(22,660,000)
Property, plant and equipment at end of the year	16,306,414,000	15,372,079,000	13,751,241,000
Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(8,848,676,000)	(8,063,884,000)	(7,431,147,000)
Disposals	276,537,000	121,242,000	47,953,000
Depreciation expense	994,642,000	906,034,000	673,161,000
Impairment loss recognised on property, plant and equipment	990,000		7,529,000
Deconsolidation of subsidiary due to loss of control	78,000
Reclassified as held-for-sale (Note 25)	36,737,000
Exchange differences	2,512,000
Property, plant and equipment at end of the year	(9,528,444,000)	(8,848,676,000)	(8,063,884,000)
Land
Property, plant and equipment
Property, plant and equipment at beginning of the year	2,485,000	2,485,000
Property, plant and equipment at end of the year		2,485,000	2,485,000
Land | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	2,485,000	2,485,000
Business combination			2,485,000
Reclassified as held-for-sale (Note 25)	(2,485,000)
Property, plant and equipment at end of the year		2,485,000	2,485,000
Buildings
Property, plant and equipment
Property, plant and equipment at beginning of the year	681,761,000	571,585,000
Property, plant and equipment at end of the year	649,716,000	681,761,000	571,585,000
Buildings | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	870,567,000	724,967,000	588,820,000
Business combination			42,612,000
Transfer from (out) CIP	44,127,000	174,143,000	93,535,000
Disposals	(1,089,000)	(28,543,000)
Reclassified as held-for-sale (Note 25)	(43,182,000)
Property, plant and equipment at end of the year	870,423,000	870,567,000	724,967,000
Buildings | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(188,806,000)	(153,382,000)	(135,538,000)
Disposals	924,000	5,819,000	289,000
Depreciation expense	37,031,000	41,243,000	18,133,000
Reclassified as held-for-sale (Note 25)	4,206,000
Property, plant and equipment at end of the year	(220,707,000)	(188,806,000)	(153,382,000)
Plant and equipment
Property, plant and equipment
Property, plant and equipment at beginning of the year	3,957,791,000	3,759,890,000
Property, plant and equipment at end of the year	3,755,390,000	3,957,791,000	3,759,890,000
Plant and equipment | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	12,452,099,000	11,523,217,000	9,404,456,000
Business combination			63,519,000
Transfer from (out) CIP	1,142,788,000	1,696,092,000	2,338,662,000
Disposals	(593,647,000)	(767,210,000)	(283,420,000)
Deconsolidation of subsidiary due to loss of control	(375,000)
Reclassified as held-for-sale (Note 25)	(98,253,000)
Exchange differences	(19,615,000)
Property, plant and equipment at end of the year	12,882,997,000	12,452,099,000	11,523,217,000
Plant and equipment | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(8,494,308,000)	(7,763,327,000)	(7,157,258,000)
Disposals	266,143,000	108,370,000	33,917,000
Depreciation expense	928,978,000	839,351,000	639,986,000
Impairment loss recognised on property, plant and equipment	990,000
Deconsolidation of subsidiary due to loss of control	78,000
Reclassified as held-for-sale (Note 25)	28,017,000
Exchange differences	2,431,000
Property, plant and equipment at end of the year	(9,127,607,000)	(8,494,308,000)	(7,763,327,000)
Office equipment
Property, plant and equipment
Property, plant and equipment at beginning of the year	47,344,000	43,195,000
Property, plant and equipment at end of the year	47,362,000	47,344,000	43,195,000
Office equipment | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	195,325,000	167,558,000	134,858,000
Business combination			290,000
Transfer from (out) CIP	32,997,000	31,355,000	34,546,000
Disposals	(2,528,000)	(3,588,000)	(2,136,000)
Reclassified as held-for-sale (Note 25)	(8,550,000)
Exchange differences	(322,000)
Property, plant and equipment at end of the year	216,922,000	195,325,000	167,558,000
Office equipment | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(147,981,000)	(124,363,000)	(111,457,000)
Disposals	2,459,000	1,822,000	2,136,000
Depreciation expense	28,633,000	25,440,000	15,042,000
Reclassified as held-for-sale (Note 25)	4,514,000
Exchange differences	81,000
Property, plant and equipment at end of the year	(169,560,000)	(147,981,000)	(124,363,000)
Construction in progress (CIP)
Property, plant and equipment
Property, plant and equipment at beginning of the year	1,834,022,000	1,310,202,000
Property, plant and equipment at end of the year	2,325,502,000	1,834,022,000	1,310,202,000
Construction in progress (CIP) | Cost
Property, plant and equipment
Property, plant and equipment at beginning of the year	1,851,603,000	1,333,014,000	1,206,831,000
Business combination			4,213,000
Transfer from (out) CIP	(1,219,912,000)	(1,901,590,000)	(2,466,743,000)
Addition	1,757,031,000	2,425,697,000	2,597,970,000
Disposals	(27,862,000)	(5,518,000)	(9,257,000)
Deconsolidation of subsidiary due to loss of control	(8,275,000)
Reclassified as held-for-sale (Note 25)	(13,790,000)
Exchange differences	(2,723,000)
Property, plant and equipment at end of the year	2,336,072,000	1,851,603,000	1,333,014,000
Construction in progress (CIP) | Accumulated depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of the year	(17,581,000)	(22,812,000)	(26,894,000)
Disposals	7,011,000	5,231,000	11,611,000
Impairment loss recognised on property, plant and equipment			7,529,000
Property, plant and equipment at end of the year	$ (10,570,000)	$ (17,581,000)	$ (22,812,000)